Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Schedule of Information for NAV Per Share and Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present information for which the NAV per share practical expedient was used:

	Net Asset Value used as a practical expedient as of December 31, 2024:
			Redemption
		Unfunded	Frequency	Redemption
Description	Fair Value	Commitments	(If Currently Eligible)	Notice Period
Invesco Stable Value Trust Fund	$3,472,715	N/A	Daily	12 months

	Net Asset Value used as a practical expedient as of December 31, 2023:
			Redemption
		Unfunded	Frequency	Redemption
Description	Fair Value	Commitments	(If Currently Eligible)	Notice Period
Invesco Stable Value Trust Fund	$3,703,050	N/A	Daily	12 months

The following tables present information about assets and liabilities measured at fair value on a recurring basis:

	Fair value measurements as of December 31, 2024, using:
	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Description	Level 1	Level 2	Level 3	Total
Registered investment companies	$40,077,354	—	—	$40,077,354
Culp, Inc. common stock	$1,153,883	—	—	$1,153,883
Money market fund	—	$43,493	—	$43,493
Total investments in the fair value hierarchy	$41,231,237	$43,493	$—	$41,274,730

Investments at net asset value, as a practical expedient:
Common and collective trust fund				$3,472,715

Total investments at fair value				$44,747,445

	Fair value measurements as of December 31, 2023, using:
	Quoted prices	Significant
	in active	other	Significant
	markets for	observable	unobservable
	identical assets	inputs	inputs
Description	Level 1	Level 2	Level 3	Total
Registered investment companies	$36,961,195	—	—	$36,961,195
Culp, Inc. common stock	$968,890	—	—	$968,890
Money market fund	—	$42,054	—	$42,054
Total investments in the fair value hierarchy	$37,930,085	$42,054	$—	$37,972,139

Investments at net asset value, as a practical expedient:
Common and collective trust fund				$3,703,050

Total investments at fair value				$41,675,189